Related Parties (Details) - Schedule of balances with interested and related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Advances to suppliers	$ 228
Assets	228
Liabilities:
Related parties	32	265
Loans from shareholders (Note 10)		3,634
Loan from related parties (Note 9)		111
Liabilities	$ 32	$ 4,010